QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO BOND FUND, INC.

December 31, 2025

Long-Term State and Municipal Obligations - 72.1%	Principal Amount	Fair Value

Michigan - 36.1%
Bangor Township, Michigan, School District, 5%, May 1, 2041 (Q-SBLF enhanced)	$110,000	$119,845
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	203,348
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	515,130
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	250,155
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	400,088
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	507,845
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	260,670
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	246,030
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	279,447
Hamilton, Michigan, Community Schools, 4%, November 1, 2046 (Q-SBLF enhanced)	180,000	172,789
Holt, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	165,000	162,380
Jenison, Michigan, Public Schools, 4%, November 1, 2040 (Q-SBLF enhanced)	100,000	100,911
Kenowa Hills, Michigan, Public Schools, 4%, November 1, 2046 (Q-SBLF enhanced)	200,000	194,720
Lansing, Michigan, School District, 5%, May 1, 2042 (Q-SBLF enhanced)	200,000	211,860
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	506,550
Manchester, Michigan, Community Schools, 4.125%, May 1, 2045 (Q-SBLF enhanced)	200,000	197,878
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	351,988
Michigan State Housing Development Authority, Rental Housing, Revenue, Series A, 4.625%, October 1, 2039	500,000	500,210
Michigan State Trunk Line, 4%, November 15, 2037	100,000	103,098
Michigan State Trunk Line, 4%, November 15, 2046	350,000	331,765
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	400,180
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	96,773
Paw Paw, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	350,000	337,116
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	502,030
Portage, Michigan, Public Schools, 5%, November 1, 2026	340,000	342,652
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	97,555
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1. 2041 (AGM insured)	250,000	253,950
Southfield, Michigan, Public Schools, 5%, May 1, 2046 (Q-SBLF enhanced)	200,000	207,110
University of Michigan, Revenue, 4%, April 1, 2043	250,000	250,393
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041 (Q-SBLF enhanced)	200,000	211,488
Warren, Michigan, Consolidated Schools District, 5%, May 1, 2038 (Q-SBLF enhanced)	250,000	262,653
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	255,733
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	375,892
		9,210,232

Arizona - 0.9%
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	234,478

Colorado - 0.5%
Weld County, Colorado, School District No. 6, 4%, December 1, 2045	125,000	120,513

District of Columbia - 0.9%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	239,660

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay, 2018 Series B, 4%, June 1, 2044 (Pre-refunded)	200,000	207,004

Georgia - 1.6%
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	405,032

Hawaii - 2.7%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	197,468
Hawaii State, Series FG, 4%, October 1, 2036	500,000	501,975
		699,443
Illinois - 1.8%
Rock Island County, Illinois, Public Building, Revenue, 4%, December 1, 2045	475,000	461,187

Indiana - 1.8%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	461,061

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%, November 15, 2038	155,000	155,124

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	102,874

Nevada - 1.0%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	253,635

New Hampshire - 3.4%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	876,706

New York - 9.1%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	275,874
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	250,410
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	330,129
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	138,440
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	250,005
New York, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	75,030
New York State Dormitory Authority, State Personal Income Tax, Revenue, 4%, February 15, 2037	50,000	50,132
New York State Dormitory Authority, State Personal Income Tax, Revenue, Series 2018A, 4%, March 15, 2043	300,000	289,644
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	476,410
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	200,014
		2,336,088
North Dakota - 0.4%
Fargo, North Dakota, Refunding Improvement, 4%, May 1, 2042	100,000	98,406

Ohio - 1.3%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	339,352

Pennsylvania - 0.8%
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	201,330

Tennessee - 1.3%
Knoxville, Tennessee, Wastewater System, 4%, April 1, 2044	350,000	344,718

Texas - 5.9%
El Paso, Texas, Water and Sewer, Revenue, 4%, March 1, 2039	250,000	252,990
Forney, Texas, Independent School District, 5%, August 15, 2039 (Texas Permanent School Fund guarantee)	450,000	486,949
Splendora, Texas, Independent School District, 4.1%, February 15, 2048 (Texas Permanent School Fund guarantee)	125,000	120,139
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	340,041
Van Alstyne, Texas, Independent School District, 4%, February 15, 2043 (Texas Permanent School Fund guarantee)	120,000	119,704
Waco, Texas, 3.125%, February 1, 2036	180,000	176,220
		1,496,043
Washington - 0.8%
Washington State, Various Purpose, 5%, February 1, 2040	195,000	206,029

Total long-term state and municipal obligations
(Cost $18,800,161) - 72.1%		18,448,915

Exchange-Traded Fund - 21.3%	Shares
iShares Core S&P 500 ETF (Cost $3,793,413)	7,957	5,450,067

Money Market Fund - 6.7%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.44% seven-day yield (Cost $1,715,880)	1,715,880	1,715,880

Total investments (Cost $24,309,454) - 100.1%		25,614,862

Other assets less liabilities, net - (0.1%)		(12,054)

Net assets (100%)		$25,602,808

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-corroborated inputs.
Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Valuation techniques used to value the Fund’s assets by major category are as follows:

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions. trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Equity securities including exchange-traded funds (ETFs) for which market quotations are readily available, are valued at the closing price as reported by a third-party pricing vendor on the primary exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Money market funds are valued at their net asset value and are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s portfolio investments as of December 31, 2025, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations	$—	$18,448,915	$—	$18,448,915
Exchange-traded fund	5,450,067	—		5,450,067
Money market fund	1,715,880	—	—	1,715,880
Total	$7,165,947	$18,448,915	$—	$25,614,862